Related Party Balances and Transactions (Details) - Schedule of due from related parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal		$ 2,140,593	$ 1,628,438
Less: allowance for doubtful accounts			(132,345)
Due from related parties, net		2,140,593	1,496,093
Guangzhou Jiatu Culture Media Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[1]		132,345
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]	172,811
Ling Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]		8,661
Ban Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]	37,638	706,148
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]	1,566,478	781,284
Yuxia Xu [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]	$ 363,666

[1]	In 2020, the Company had consulting fee prepayment of $132,345 to Guangzhou Jiatu Culture Media Co., Ltd. as of December 31, 2021, which the Company has significant influence over with. Both parties negotiated to terminate the consulting service. The balance of $132,345 as of December 31, 2021 was fully allowanced in 2021. From April to June 2022, Guangzhou Jiatu Culture Media Co., Ltd. continued to provide equivalent services, so the allowance was recovered. On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.
[2]	From time to time, the Company advances funds to senior management for business purpose.